CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities:
Net income	$ 12,027,303	$ 17,103,813	$ 16,562,227
Adjustments to reconcile net income to net cash and cash equivalents provided by operating activities:
Provision for credit losses on finance receivables	34,617,355	25,565,703	22,432,831
Depreciation and amortization	2,245,002	2,893,041	3,873,419
Deferred income taxes	(4,799,458)	(2,625,901)	(1,688,424)
Interest accrued on investment notes	2,388,051	2,055,904	1,786,588
Changes in:
Accounts payable and accrued expenses	2,060,371	(228,399)	(971,712)
Deferred acquisition costs	432,777	(1,309,561)	(1,573,700)
Unearned premium reserves	1,627,569	3,062,168	3,661,587
Prepaids and other assets	(2,954,215)	1,242,520	(286,230)
Net cash provided by operating activities	47,644,755	47,759,288	43,796,586
Cash flows from investing activities:
Finance receivables purchased from affiliate	(239,616,353)	(251,013,073)	(240,871,321)
Finance receivables purchased from retail merchants	(23,326,384)	(29,026,308)	(37,421,612)
Finance receivables repaid	225,492,066	250,664,133	236,171,217
Capital expenditures	(542,020)	(25,920)	(57,294)
Change in restricted cash	(31,279)	(27,187)	(555,333)
Investments purchased - restricted			(1,089,712)
Investments purchased - non-restricted	(249,000)	(790,238)
Investments matured - restricted		130,237	2,189,168
Investments matured - non-restricted	1,685,000	2,200,000
Net cash used in investing activities	(36,587,970)	(27,888,356)	(41,634,887)
Cash flows from financing activities:
Net borrowings/(repayments) under lines of credit	19,450,000	(21,373,000)	603,000
Proceeds from borrowings	79,002,245	142,131,268	102,976,531
Repayment of borrowings	(101,856,038)	(118,565,582)	(96,553,376)
Repayment of subordinated debt - parent		(13,900,000)
Dividends paid to parent	(6,773,313)	(8,845,387)	(10,560,722)
Net cash used in financing activities	(10,177,106)	(20,552,701)	(3,534,567)
Net increase/(decrease) in cash and equivalents - non-restricted	879,679	(681,769)	(1,372,868)
Cash and cash equivalents - non-restricted Beginning of period	1,256,841	1,938,610	3,311,478
Cash and cash equivalents - non-restricted End of period	2,136,520	1,256,841	1,938,610
Additional cash flow information:
Interest paid	16,468,662	16,449,222	16,079,944
Income taxes paid	$ 9,844,816	$ 13,727,467	$ 12,019,609